EVENTS AFTER THE REPORTING PERIOD (Details - Initial Public Offering) - USD ($)		12 Months Ended
	Apr. 12, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of future shares		$ 953,087
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of future shares		$ 3,127,442	$ 2,222,000
Initial Public Offering | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares	3,272,727
IPO price	$ 6